Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 113,337	£ 104,038
Trading portfolio liabilities	(35,212)	(36,614)
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	113,337	104,038
Trading portfolio liabilities	(35,212)	(36,614)
Debt securities and other eligible bills [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	51,881	57,134
Trading portfolio liabilities	(22,038)	(24,125)
Equity securities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	56,000	39,565
Trading portfolio liabilities	(13,174)	(12,489)
Traded loans [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,378	7,234
Commodities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 78	£ 105